Share-based Compensation (Assumptions Used in Binomial Option-pricing Model) (Details) - Share Options [Member]	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)	1.45%
Contractual life of the option	5 years	6 years
Expected dividend yield	0.00%	0.00%
Expected volatility	40.96%
Post-vesting forfeiture rate	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)		1.28%
Expected volatility		47.19%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)		2.78%
Expected volatility		55.10%